Liabilities for Employee Benefits, Net	12 Months Ended
Dec. 31, 2025
Liabilities for Employee Benefits, Net [Abstract]
LIABILITIES FOR EMPLOYEE BENEFITS, NET

NOTE 12 – LIABILITIES FOR EMPLOYEE BENEFITS, NET

	December 31
	2025	2024
A. Composition:

Present value of defined benefit liabilities	351	260
Less - fair value of plans’ assets	287	225
	64	35

B.	Changes in the present value of defined benefit liabilities

	December 31
	2025	2024

Balance at beginning of year	260	234
Current service cost	6	7
Interest cost	15	12
Benefits paid	-	-
Expenses in respect of exchange rate differences	42	(1)
Net actuarial loss	28	8
Balance at end of year	351	260

C.	Plans’ assets

The plans’ assets include severance pay funds, and the severance pay component in executive insurance policies and in pension funds.

Changes in the fair value of plan assets

	2025	2024

Balance at beginning of year	225	204
Expected return on plan assets	13	11
Employer contributions	7	-
Benefits paid	-	-
Income from exchange rate differences	34	(1)
Net actuarial gain	8	11
Balance at end of year	287	225

Actual return on plan assets	21	25
D.	Expenses in respect of defined benefit plans

	For the year ended December 31,
	2025	2024

Current service cost	(1)	7
Interest cost	15	2
Expected return on plans’ assets	(13)	-
Exchange rate differentials, net	7	-
	8	9
Presentation in profit and loss:
Cost of revenue	6	7
Finance expenses	2	2
	8	9

Presentation in other comprehensive loss (income)	20	(3)

E.	Key actuarial assumptions

	December 31,
	2025	2024

Discount rate	4.78%	5.53%

The expected weighted average cost of capital on plans’ assets	5.53%	5.57%

Expected pay rise rate	1.98%	2.39%

F.	Expenses in respect of defined contribution plans

	For the year ended December 31,
	2025	2024

Expenses in respect of employee benefits	8	9

Presentation on profit and loss:
Cost of revenue	1	3
Research and development expenses	1	1
Selling and marketing expenses	2	2
General and administrative expenses	4	3
	8	9